Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	2017	2016
	RMB million	RMB million
Cash	2	3
Bank balances	4,603	1,692

	4,605	1,695